UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Place X if Amendment			X	;	Amendment Number: 1

This Amendment (place X in only one):	X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank C. Marinaro
Title:	Portfolio Manager, CCO
Phone:	650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT
	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		29
Form 13F Information Table Value Total:		217,459
						(thousands)

List of Other Included Managers: NONE

EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole 	Shared	None
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	359	6251	SH		Sole				6251
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	183	16860	SH		Sole				16860
ISHARES MSCI HONG KONG IDX FD	CU	46428687	183	11821	SH		Sole				11821
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	476	8846	SH		Sole				8846
ISHARES S&P 500 INDEX ETF	CU	46428720	5457	43326	SH		Sole				43326
ISHARES MSCI EMERGING MARKETS	CU	46428723	700	18441	SH		Sole				18441
ISHARES MSCI EAFE ETF	CU	46428746	4397	88771	SH		Sole				88771
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	10420	150203	SH		Sole				150203
ISHARES RUSSELL 2000 ETF	CU	46428765	11868	160924	SH		Sole				160924
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	2812	111351	SH		Sole				111351
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1039	44325	SH		Sole				44325
VANGUARD DIVIDEND APPRECIATION	CU	92190884	660	12069	SH		Sole				12069
VANGUARD MSCI EAFE ETF	CU	92194385	37202	1214549	SH		Sole				1214549
VANGUARD HIGH DIVIDEND YIELD	CU	92194640	212	4678	SH		Sole				4678
VANGUARD MSCI EMERGING MARKETS	CU	92204285	11517	301408	SH		Sole				301408
VANGUARD REIT INDEX	CU	92290855	12852	221584	SH		Sole				221584
VANGUARD MID CAP 	CU	92290862	15869	220584	SH		Sole				220584
VANGUARD SMALL CAP ETF	CU	92290875	869	12473	SH		Sole				12473
SPDR S&P METALS & MNG	CU	86330E64	1260	25727	SH		Sole				25727
IPATH DJ-UBS AGRICULTURE TR SUB	CU	06739H20	1585	29667	SH		Sole				29667
POWERSHARES QQQ TR	CU	73935A10	976	17478	SH		Sole				17478
SPDR S&P 500 ETF	CU	78462f10	88499	705174	SH		Sole				705174
SPDR GOLD ETF	CU	78463V10	1939	12757	SH		Sole				12757
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	522	16410	SH		Sole				16410
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	2396	95193	SH		Sole				95193
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	525	8149	SH		Sole				8149
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1876	15396	SH		Sole				15396
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	387	11550	SH		Sole				11550
ENERGY SELECT SECTOR SPDR	CU	81369Y50	423	6116	SH		Sole				6116